Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Post-retirement	$ 102	$ 97
Non-current portion of reforestation obligations	50	47
Non-current portion of decommissioning obligations	44	24
Non-current portion of lease obligations	24	19
Export duties	166	46	$ 24
Electricity swaps	6	8
Other	30	22
Other liabilities	$ 423	$ 264